Long-Term Loans, Net of Current Maturities (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Installments	Dec. 31, 2014 USD ($)
Short-Term Loans and Current Maturities/Long-Term Loans, Net of Current Maturities [Abstract]
Loan amount			$ 422
Acquisition costs	$ 259		$ 338
Nominal interest rate		4.00%
Long-term Debt		$ 3,858
Repayments of long-term bank loan		$ 1,200
Number of instalments | Installments		36
Loan payable remaining		$ 2,658
Loan tem, Description		The Company and its Israeli subsidiaries agreed to repay the bank $1,200 plus interest, in 36 equal installments commencing 2016 and the remaining loan in the amount of $2,658 shall be paid on December 31, 2018. The Company expects to meet the debt covenants. The Company anticipates to negotiate with the bank refinancing the remaining balance of the loans, which will amount to $2,658 by December 31, 2018.